INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets
Provision for direct financing lease	$ 216,829	$ 208,215
Direct financing lease income	110,308	220,309
Allowance on guarantee	0	780,402
Total deferred tax assets	327,137	1,208,926
Less: Valuation allowance	0	0
Less: Net off with deferred tax liabilities for financial reporting purposes	0	(780,402)
Net total deferred tax assets	327,137	428,524
Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss	390,154	509,921
Commissions and fees on financial guarantee services	356,730	747,879
Total deferred tax liabilities	746,884	1,257,800
Less: Net off with deferred tax assets for financial reporting purposes	0	(780,402)
Net total deferred tax liabilities	$ 746,884	$ 477,398